Acquisitions, Investments and Disposals - Historical Values of Net Assets Acquired (Detail) (USD $) In Thousands, unless otherwise specified							0 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Sep. 25, 2012 Cognor Stahlhandel GmbH (Cognor) [Member] Historical Values [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	$ 268,525		$ 293,569				$ 4,884
Other current assets	36,044		31,611				107,839
Property, plant and equipment	6,836,246	[1]	7,178,366	[1]			49,097
Other non-current assets	159,388	[2]	165,836	[2]			3,384
Current liabilities	(3,593,478)		(4,040,262)				(184,027)
Non-current liabilities							(11,443)
Deferred income tax liabilities							(2,573)
Fair value of net assets (liabilities) acquired							(32,839)
Fair value of noncontrolling interest							(54)
Goodwill	687,763	[3]	782,815	[3]	841,296	884,199	61,949
Total investment							$ 29,056

[1]	See Note 10
[2]	See Note 12
[3]	See Note 3(e)